Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents		$ 2,868,138	$ 986,768
Restricted cash		298,434	298,434
Accounts receivable, net		4,185,045	4,907,563
Prepayments and other current assets		2,622,836	1,893,288
Deferred offering costs			619,238
Total current assets		10,710,043	9,739,723
Non-current assets:
Equipment, net		1,639,271	138,263
Deferred tax assets		47,495	13,963
Right-of-use assets		127,398	98,852
Held-to-Maturity Investments		2,528,278
Total non-current assets		4,342,442	251,078
Total assets		15,052,485	9,990,801
Current liabilities:
Accounts payable		839,502	2,875,953
Advance from customers		663,369	303,673
Operating lease liabilities, current		110,970	84,826
Income tax payable		239,219	109,454
Accrued expenses and other current liabilities		192,797	202,798
Total current liabilities		2,560,618	3,616,270
Total liabilities		2,560,618	3,616,270
Commitments and Contingencies
Shareholders’ equity:
Subscription receivable		(3)	(3)
Additional paid-in capital		4,975,868	81,688
Retained earnings		7,515,999	6,292,843
Total shareholders’ equity		12,491,867	6,374,531
Total liabilities and shareholders’ equity		15,052,485	9,990,801
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	[1]	1	1
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	[1]	2	2
Related Party
Current assets:
Amounts due from related parties		735,590	1,034,432
Current liabilities:
Amounts due to a related party		$ 514,761	$ 39,566

[1]	Giving retroactive effect to the 9,240,000 Class A Ordinary Shares and 18,760,000 Class B Ordinary Shares issued and outstanding following the share subdivision and share surrender on February 18, 2025, starting from the earliest period presented. Further information is disclosed in Note 14 SHAREHOLDERS’ EQUITY.